UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Core Bond Enhanced Index Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

Master Core Bond Enhanced Index Series

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Asset-Backed Securities	Par (000)	Value

	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13	$1,535	$1,537,662
	Capital Auto Receivables Asset Trust, Series 2004A, Class A2B, 0.85%, 12/15/10 (a)	287	286,867
	Chase Issuance Trust, Series 2009-A7, Class A7, 0.70%, 9/17/12 (a)	1,835	1,835,141
	Honda Auto Receivables Owner Trust, Series 2008-,1 Class A2, 3.77%, 9/20/10	510	511,652
	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, 7/15/11	1,260	1,275,928
	Option One Mortgage Loan Trust, Series 2007-5, Class 2A1, 0.34%, 5/25/37 (a)	613	584,473
	SLM Student Loan Trust, Series 2005-4, Class A2, 0.58%, 4/26/21 (a)	570	564,998
	SLM Student Loan Trust, Series 2008-5, Class A2, 1.60%, 10/25/16 (a)	2,500	2,540,968
	SLM Student Loan Trust, Series 2008-5, Class A3, 1.80%, 1/25/18 (a)	630	645,218
	SLM Student Loan Trust, Series 2008-5, Class A4, 2.20%, 7/25/23 (a)	1,700	1,761,064
	Wachovia Auto Owner Trust, Series 2005-B, Class A5, 4.93%, 11/20/12	2,013	2,030,436

	Total Asset-Backed Securities - 7.1%		13,574,407

Industry	Corporate Bonds

Aerospace & Defense - 0.2%	Northrop Grumman Corp., 7.13%, 2/15/11	301	322,606

Air Freight & Logistics - 0.1%	United Parcel Service, Inc., 6.20%, 1/15/38	225	262,954

Automobiles - 0.2%	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	141	152,110
	DaimlerChrysler NA Holding Corp., 6.50%, 11/15/13	217	233,786

			385,896

Beverages - 0.4%	Cocoa-Cola Enterprises, Inc., 3.75%, 3/01/12	745	777,572

Capital Markets - 1.8%	The Bank of New York Mellon Corp., 4.30%, 5/15/14	1,070	1,133,077
	The Bear Stearns Cos., Inc., 0.68%, 7/19/10 (a)	330	330,809
	The Goldman Sachs Group, Inc., 5.25%, 10/15/13	316	335,470
	Morgan Stanley, 0.53%, 1/09/12 (a)	345	335,774
	Morgan Stanley, 5.63%, 9/23/19	275	270,407
	Morgan Stanley, Series F, 5.55%, 4/27/17	980	976,284

			3,381,821

Commercial Banks - 1.3%	BSCH Issuance Ltd., 7.63%, 11/03/09	763	766,909
	Bank One Corp., 5.90%, 11/15/11	152	162,518

Master Core Bond Enhanced Index Series

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	Corporacion Andina de Fomento, 6.88%, 3/15/12	$273	$294,732
	Eksportfinans A/S, 5.50%, 5/25/16	700	756,121
	HSBC Bank USA NA, 4.63%, 4/01/14	355	366,386
	Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (b)	205	208,046

			2,554,712

Diversified Consumer Services - 0.2%	Leland Stanford Junior University, 3.63%, 5/01/14	425	439,943

Diversified Financial Services - 2.8%	Bank of America Corp., 4.75%, 8/01/15	435	429,635
	General Electric Capital Corp., Series A, 4.88%, 10/21/10	306	315,543
	General Electric Capital Corp., Series A, 5.00%, 12/01/10	2,207	2,281,221
	JPMorgan Chase & Co., 4.50%, 11/15/10	253	260,464
	JPMorgan Chase & Co., 6.63%, 3/15/12	329	359,190
	JPMorgan Chase & Co., 3.70%, 1/20/15	975	966,401
	JPMorgan Chase Bank NA, 6.00%, 7/05/17	660	693,226

			5,305,680

Diversified Telecommunication Services - 1.2%	AT&T, Inc., 5.50%, 2/01/18	160	166,940
	AT&T, Inc., 6.30%, 1/15/38	110	115,241
	AT&T, Inc., 6.40%, 5/15/38	775	822,711
	GTE Corp., 6.94%, 4/15/28	132	141,925
	Telecom Italia Capital SA, 5.25%, 10/01/15	244	252,606
	Telefonica Emisiones SAU, 4.95%, 1/15/15	725	769,086

			2,268,509

Electric Utilities - 0.8%	Commonwealth Edison Co., 6.95%, 7/15/18	141	159,696
	Florida Power & Light Co., 5.95%, 2/01/38	540	612,844
	Florida Power Corp., 6.40%, 6/15/38	225	266,172
	PacifiCorp., 6.25%, 10/15/37	330	380,875

			1,419,587

Food Products - 0.4%	Kraft Foods, Inc., 6.50%, 8/11/17	775	838,355

Insurance - 1.6%	MetLife, Inc., 6.13%, 12/01/11	75	80,607
	MetLife, Inc., 5.00%, 11/24/13	231	238,708
	MetLife, Inc., 5.70%, 6/15/35	102	104,905
	Metropolitan Life Global Funding I, 5.13%, 4/10/13 (b)	1,265	1,311,587
	Metropolitan Life Global Funding I, 5.13%, 6/10/14 (b)	625	652,931
	Prudential Financial, Inc., 4.75%, 9/17/15	665	660,334
	SunAmerica, Inc., 5.60%, 7/31/97	75	41,377

			3,090,449

Media - 1.9%	Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13	520	603,955
	Comcast Cable Communications LLC, 8.88%, 5/01/17	231	284,885
	Comcast Corp., 5.85%, 1/15/10	237	240,203
	Comcast Corp., 6.50%, 1/15/17	151	165,733
	Comcast Corp., 7.05%, 3/15/33	227	257,433
	Cox Communications, Inc., 8.38%, 3/01/39 (b)	475	585,948
	News America, Inc., 7.25%, 5/18/18	339	374,687
	News America, Inc., 7.28%, 6/30/28	175	178,893
	Time Warner Cable, Inc., 6.20%, 7/01/13	590	642,744

Master Core Bond Enhanced Index Series

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	Time Warner Cos., Inc., 6.88%, 6/15/18	$179	$198,038

			3,532,519

Metals & Mining - 0.1%	Inco Ltd., 7.75%, 5/15/12	151	164,335

Multi-Utilities - 0.1%	Dominion Resources, Inc., 5.70%, 9/17/12	151	164,950

Oil, Gas & Consumable Fuels - 4.3%	Anadarko Finance Co., Series B, 6.75%, 5/01/11	197	209,354
	BP Capital Markets Plc, 3.13%, 3/10/12	940	971,090
	Canadian Natural Resources Ltd., 6.50%, 2/15/37	245	270,919
	Cenovus Energy, Inc., 6.75%, 11/15/39 (b)	325	350,198
	Chevron Corp., 3.45%, 3/03/12	1,150	1,197,227
	ConocoPhillips, 4.60%, 1/15/15	1,270	1,355,463
	Consolidated Natural Gas Co., Series C, 6.25%, 11/01/11	244	263,080
	EnCana Corp., 4.75%, 10/15/13	306	320,720
	Enterprise Products Operating LLC, 5.25%, 1/31/20	425	424,697
	Enterprise Products Operating LLC, 6.13%, 10/15/39	250	252,587
	Kern River Funding Corp., 4.89%, 4/30/18 (b)	86	90,035
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	408	430,354
	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	280	317,145
	PTT Pcl, 5.88%, 8/03/35 (b)	100	96,216
	Pemex Project Funding Master Trust, 9.13%, 10/13/10	48	51,120
	Shell International Finance B.V., 4.00%, 3/21/14	1,075	1,129,197
	XTO Energy, Inc., 6.75%, 8/01/37	400	444,973

			8,174,375

Pharmaceuticals - 0.6%	Eli Lilly & Co., 3.55%, 3/06/12	450	471,245
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	590	633,856
	Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	83	89,251

			1,194,352

Software - 0.2%	Oracle Corp., 5.75%, 4/15/18	410	451,754

Tobacco - 0.2%	Philip Morris International, Inc., 6.88%, 3/17/14	365	416,963

Wireless Telecommunication Services - 0.8%	Vodafone Group Plc, 7.75%, 2/15/10	270	276,750
	Vodafone Group Plc, 4.15%, 6/10/14	1,205	1,237,447

			1,514,197

	Total Corporate Bonds - 19.2%		36,661,529

	Foreign Agency Obligations

	Inter-American Development Bank, 6.80%, 10/15/25	510	620,420
	Japan Finance Corp., 2.00%, 6/24/11	600	607,670
	Landwirtschaftliche Rentenbank, 4.13%, 7/15/13	80	84,301
	Landwirtschaftliche Rentenbank, Series E, 5.25%, 7/02/12	270	294,233
	Landwirtschaftliche Rentenbank, Series E, 4.38%, 1/15/13	175	185,754
	Landwirtschaftliche Rentenbank, Series E, 4.00%, 2/02/15	155	161,248
	Mexico Government International Bond, Series A, 6.75%, 9/27/34	245	269,500
	Poland Government International Bond, 5.00%, 10/19/15	112	117,697
	Province of Ontario Canada, 4.10%, 6/16/14	850	898,675

	Total Foreign Agency Obligations - 1.7%		3,239,498

Master Core Bond Enhanced Index Series

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations - 2.6%	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 5.98%, 6/25/47 (a)	$2,729	$1,799,524
	Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1, 0.44%, 3/20/47 (a)	697	352,386
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-0A5, Class 2A1, 0.45%, 4/25/46 (a)	303	144,039
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37	759	621,816
	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21	363	241,355
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2006-0A1, Class A1, 0.45%, 2/25/47 (a)	313	151,046
	Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, 0.58%, 9/19/35 (a)	74	39,443
	JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, 7/25/36	163	148,971
	JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, 3/25/22	122	103,494
	Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 0.43%, 11/25/36 (a)	1,852	935,041
	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.82%, 5/25/47 (a)	357	186,486
	WaMu Mortgage Pass-Through Certificates, Series 2007-0A5, Class 1A, 1.80%, 6/25/47 (a)	314	168,806

			4,892,407

Commercial Mortgage-Backed Securities - 10.3%	Bank of America Commercial Mortgage, Inc., Series 2005-4, Class A5A, 4.93%, 7/10/45	1,161	1,083,150
	CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class C, 6.73%, 12/18/35	918	946,214
	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 12/11/49	1,670	1,662,141
	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	210	175,574
	First Union NB-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class A2, 6.14%, 3/15/33	1,124	1,157,470
	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28%, 8/10/38 (a)	993	966,646
	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, 7/10/39	1,127	1,027,568
	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2, 5.78%, 8/10/45 (a)	1,050	1,053,295
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3, Class A3, 6.47%, 11/15/35	1,290	1,356,191
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3, Class B, 6.68%, 11/15/35	1,108	1,066,477

Master Core Bond Enhanced Index Series

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-Agency Mortgage-Backed Securities	Par (000)	Value

	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class B, 6.45%, 3/15/33	$1,557	$1,612,354
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.87%, 4/15/45 (a)	1,399	1,301,020
	Morgan Stanley Capital I, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	993	976,554
	Morgan Stanley Capital I, Series 2007-HQ13, Class A1, 5.36%, 12/15/44	2,030	2,066,308
	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	135	115,542
	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.80%, 6/11/42 (a)	1,490	1,406,088
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, 11/15/48	1,960	1,764,837

			19,737,429

	Total Non-Agency Mortgage-Backed Securities - 12.9%		24,629,836

	Preferred Securities

Industry	Capital Trusts

Capital Markets - 0.5%	Credit Suisse Guernsey Ltd., 5.86% (a)(c)	947	719,720
	Goldman Sachs Capital II, 5.79% (a)(c)	392	282,240
	Lehman Brothers Holdings Capital Trust VII, 5.857% (c)(d)(e)	85	9

			1,001,969

Diversified Financial Services - 0.4%	General Electric Capital Corp., 6.38%, 11/15/67 (a)	485	401,338
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	400	402,546

			803,884

Insurance - 0.4%	Chubb Corp., 6.38%, 3/29/67 (a)	266	239,400
	Progressive Corp., 6.70%, 6/15/67 (a)	450	386,864

			626,264

	Total Preferred Securities - 1.3%		2,432,117

	Taxable Municipal Bonds

County/City/Special District/School District - 0.3%	City of Dallas Texas, GO, Series C (MBIA), 5.50%, 2/15/24 (f)	529	518,674

State - 1.8%	New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39	350	368,347
	State of California, GO, Taxable, Various Purpose 3, 5.45%, 4/01/15	1,675	1,769,252
	State of Illinois, GO, Taxable, Pension, 5.10%, 6/01/33	457	428,145
	State of Texas, GO, Build America Bond Taxable, 5.52%, 4/01/39	850	901,076

			3,466,820

Transportation - 0.4%	Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39	455	565,433
	Port Authority of New York & New Jersey, RB, Consolidated, One Hundred Fifty, Nine, 6.04%, 12/01/29	265	292,584

			858,017

	Total Taxable Municipal Bonds - 2.5%		4,843,511

Master Core Bond Enhanced Index Series

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Agency Securities	Par (000)	Value

Agency Obligations - 6.0%	Fannie Mae, 5.25%, 8/01/12	$1,145	$1,223,696
	Fannie Mae, 5.13%, 1/02/14	1,770	1,877,970
	Federal Home Loan Bank of Chicago, 5.63%, 6/13/16	1,135	1,145,554
	Federal Home Loan Banks, 5.53%, 11/03/14 (g)	1,995	2,028,795
	Freddie Mac, 1.75%, 6/15/12	800	804,223
	Private Export Funding Corp., 3.55%, 4/15/13	2,500	2,629,848
	Tennessee Valley Authority, 5.25%, 9/15/39	950	1,002,367
	Tennessee Valley Authority, Series E, 6.25%, 12/15/17	710	821,222

			11,533,675

Collateralized Mortgage Obligations - 1.2%	Fannie Mae Trust, Series 2005-118, Class MC, 6.00%, 1/25/32	939	970,917
	Freddie Mac Multiclass Certificates, Series 2870, Class AH, 5.00%, 12/15/23	38	37,511
	Freddie Mac Multiclass Certificates, Series 3294, Class NA, 5.50%, 7/15/27	1,154	1,187,765

			2,196,193

Federal Deposit Insurance Corporation Guaranteed - 3.2%	Citibank NA, 1.38%, 8/10/11	3,500	3,512,516
	Citigroup Funding, Inc., 2.13%, 7/12/12	965	975,653
	Citigroup Funding, Inc., 1.88%, 10/22/12	1,600	1,603,099

			6,091,268

Mortgaged-Backed Securities - 63.6%	Fannie Mae Guaranteed Pass-Through Certificates:
	4.00%, 10/15/39 (h)	1,700	1,683,000
	4.50%, 10/15/24 - 11/15/39 (h)	25,995	26,376,975
	5.00%, 1/01/23 - 10/15/39 (h)	17,778	18,512,761
	5.50%, 10/15/24 - 10/15/39 (h)	16,434	17,259,731
	6.00%, 2/01/13 - 10/15/39 (h)	21,495	22,717,452
	6.50%, 11/15/39 (h)	1,800	1,917,000
	8.00%, 9/01/15 - 8/01/31	37	41,701
	9.50%, 7/01/17	14	15,552
	10.00%, 10/01/18 - 5/01/22	7	8,156
	10.50%, 12/01/16	2	1,921
	Freddie Mac Mortgage Participation Certificates:
	4.50%, 2/01/11 - 7/01/12	565	587,325
	5.00%, 2/01/22 - 10/15/39 (h)	20,524	21,286,477
	5.50%, 12/01/16 - 10/15/39 (h)(i)	2,784	2,952,228
	6.00%, 4/01/16 - 10/01/17	1,049	1,124,737
	6.50%, 7/01/15 - 5/01/17	171	183,352
	7.00%, 1/01/11 - 7/01/17	89	95,215
	7.50%, 7/01/10 - 4/01/16	30	32,288
	8.00%, 11/01/24 - 3/01/32	161	182,671
	8.50%, 5/01/28 - 8/01/30	13	15,413
	9.00%, 9/01/14	4	3,890
	9.50%, 2/01/19	18	20,069
	10.00%, 9/01/17	3	3,001
	10.50%, 4/01/16	6	6,126
	11.00%, 9/01/16	4	4,881

Master Core Bond Enhanced Index Series

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Agency Securities	Par (000)	Value

	11.50%, 8/01/15	$1	$1,040
	12.50%, 2/01/14	5	5,917
	Ginnie Mae MBS Certificates:
	4.50%, 9/15/35	1,377	1,405,861
	5.00%, 4/15/35 - 10/15/39 (h)	4,713	4,897,932
	6.50%, 2/15/14 - 5/15/14	11	11,662
	7.00%, 4/15/13	11	11,611
	7.50%, 3/15/24 - 3/15/32	163	183,512
	8.00%, 12/15/22 - 6/15/31	93	105,265
	8.50%, 11/15/17 - 3/15/31	25	28,063
	9.00%, 4/15/18 - 11/15/24	26	28,966

			121,711,751

	Total U.S. Government Sponsored Agency Securities - 74.0%		141,532,887

	U.S. Government Sponsored Obligations

	U.S. Treasury Notes, 1.00%, 9/30/11	745	745,582
	U.S. Treasury Notes, 2.38%, 8/31/14	850	853,188
	U.S. Treasury Notes, 3.25%, 7/31/16	7,915	8,100,512
	U.S. Treasury Notes, 3.00%, 9/30/16	7,200	7,228,685
	U.S. Treasury Notes, 3.63%, 8/15/19	23,625	24,248,842
	U.S. Treasury Notes, 3.50%, 2/15/39	2,034	1,843,584
	U.S. Treasury Notes, 4.50%, 8/15/39	2,700	2,910,938
	U.S. Treasury Strips, 8/15/20	4,090	2,693,809

	Total U.S. Government Sponsored Obligations - 25.4%		48,625,140

	Total Long-Term Investments (Cost - $273,248,852) - 144.1%		275,538,925

	Short-Term Securities	Shares

	BlackRock Liquidity Funds, TempFund, 0.20% (j)(k)	9,913,186	9,913,186

	Total Short-Term Securities (Cost - $9,913,186) - 5.2%		9,913,186

	Options Purchased	Contracts (l)

Over-the-Counter Call Swaptions	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 12/17/09, Broker Morgan Stanley Capital Services, Inc.	8	36,989
	Receive a fixed rate of 1.92% and pay a floating rate based on 3-month LIBOR expiring 9/02/10, Broker Morgan Stanley Capital Services, Inc.	14	77,068
	Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR expiring 9/18/10, Broker Citibank NA	14	79,562

			193,619

Over-the-Counter Put Swaptions	Pay a fixed rate of 1.92% and receive a floating rate based on 3-month LIBOR, expiring 9/02/10, Broker Morgan Stanley Capital Services, Inc.	14	74,356
	Pay a fixed rate of 1.95% and receive a floating rate based on 3-month LIBOR, expiring 9/18/10, Broker Citibank NA	14	73,153

			147,509

	Total Options Purchased (Cost - $367,238) - 0.2%		341,128

Master Core Bond Enhanced Index Series

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Value

Total Investments Before TBA Sale Commitments (Cost - $283,529,276*) - 149.5%		$285,793,239

TBA Sale Commitments (h)	Par (000)

Fannie Mae Guaranteed Pass Through Certificates:
4.50%, 10/15/24 - 11/15/39	$(2,700)	(2,734,593)
5.00%, 1/01/23 - 10/15/39	(10,600)	(11,014,999)
6.00%, 2/01/13 - 10/15/39	(21,000)	(22,155,000)
Freddie Mac Mortgage Participation Certificates:
5.00%, 2/01/22 - 10/15/39	(18,500)	(19,153,438)
5.50%, 10/15/24 - 10/15/39	(300)	(317,438)
Ginnie Mae MBS Certificates, 4.50%, 9/15/35	(1,300)	(1,319,093)

Total TBA Sale Commitments (Proceeds - $56,348,651) - (29.7)%		(56,694,561)

Total Investments, Net of TBA Sale Commitments - 119.8%		229,098,678
Liabilities in Excess of Other Assets - (19.8)%		(37,840,787)

Net Assets - 100.0%		$191,257,891

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$294,858,735

Gross unrealized appreciation	$6,340,944
Gross unrealized depreciation	(3,512,399)

Net unrealized appreciation	$2,828,545

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Issuer filed for bankruptcy or is in default of interest payments.

(e)	Non-incoming producing security.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then higher coupon rate for the following periods. Rate shown is as of report date.

(g)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(h)	Represents or includes a “to-be-announced” transaction. The Series has committed to purchasing securities for which all specific information is not available at this time.

	Market Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$4,853,000	$12,938
Citigroup NA	$2,940,310	$11,247
Credit Suisse International	$17,514,753	$85,268
Deutsche Bank AG	$6,912,224	$(780)
Goldman Sachs Bank USA	$1,032,557	$51,062
JPMorgan Chase Bank NA	$(2,339,281)	$3,375
Morgan Stanley Capital Services, Inc.	$(8,444,189)	$(144,982)

Master Core Bond Enhanced Index Series

Schedule of Investments September 30, 2009 (Unaudited)

(i)	All or a portion of the security has been pledged as collateral in connection with swaps.

(j)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	9,913,186	$8,758

(k)	Represents the current yield as of report date.

(l)	One contract represents a notional amount of $1 million.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for this report, which may combine industry sub-classifications for reporting ease.

•	Portfolio Abbreviations:

GO	General Obligations Bonds

LIBOR	The London Interbank Offered Rates

MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)

RB	Revenue Bonds

•	Financial futures contracts purchased as of September 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

63	5-Year Treasury Bond	December 2009	$7,289,114	$24,792

•	Financial futures contracts sold as of September 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

105	2-Year Treasury Bond	December 2009	$22,689,423	$(92,296)
126	10-Year Treasury Bond	December 2009	$14,789,407	(119,937)
7	30-Year Treasury Bond	December 2009	$833,914	(15,711)

Total				$(227,944)

•	Interest rate swaps outstanding as of September 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

1.34% (a)	3-month LIBOR	Deutsche Bank AG	May 2011	$6,400	$26,623
4.87% (a)	3-month LIBOR	UBS AG	September 2012	$43,000	3,738,088
2.25% (b)	3-month LIBOR	Deutsche Bank AG	December 2012	$2,885	(19,915)
2.53% (b)	3-month LIBOR	Citibank NA	March 2014	$4,200	(7,762)
2.63% (b)	3-month LIBOR	Deutsche Bank AG	March 2014	$9,000	(54,991)
2.28% (b)	3-month LIBOR	Deutsche Bank AG	April 2014	$4,300	43,681
2.93% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2014	$5,000	(78,961)
2.90% (b)	3-month LIBOR	Credit Suisse International	August 2014	$8,600	(112,135)
2.85% (b)	3-month LIBOR	Deutsche Bank AG	August 2014	$2,600	(27,926)
3.28% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2014	$2,400	71,126
2.80% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2014	$2,300	(18,333)
5.76% (b)	3-month LIBOR	Deutsche Bank AG	July 2017	$2,200	(391,396)
4.07% (b)	3-month LIBOR	Deutsche Bank AG	June 2019	$3,400	(183,813)
3.68% (a)	3-month LIBOR	Deutsche Bank AG	August 2019	$5,200	103,114

Master Core Bond Enhanced Index Series

Schedule of Investments September 30, 2009 (Unaudited)

•	Interest rate swaps outstanding as of September 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

3.50% (a)	3-month LIBOR	Citibank NA	September 2019	$2,100	$8,223
3.68% (b)	3-month LIBOR	Citibank NA	September 2019	$3,000	(57,812)
3.47% (a)	3-month LIBOR	Royal Bank of Scotland Plc	September 2019	$4,300	4,795
3.43% (b)	3-month LIBOR	Deutsche Bank AG	October 2019	$1,100	2,462
3.47% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	October 2019	$6,100	(5,672)
4.24% (b)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	$890	(40,384)
4.42% (b)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	$2,935	(166,825)
4.06% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2039	$400	9,296
4.07% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2039	$500	12,268
4.16% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2039	$3,100	(130,482)

Total					$2,723,269

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Level 1 - Short-Term Securities	$9,913,186	—

Master Core Bond Enhanced Index Series

Schedule of Investments September 30, 2009 (Unaudited)

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Level 2:
Long-Term Investments[1]	275,538,925	—
Short-Term Securities:
TBA Sale Commitments	—	$(56,694,561)

Total Level 2	275,538,925	(56,694,561)

Level 3	—	—

Total	$285,452,111	$(56,694,561)

[1] See above Schedule of Investments for values in each security type.

Valuation Inputs	Other Financial Instruments[2]

Level 1	$24,792	$(227,944)
Level 2	4,360,804	(1,296,407)
Level 3	—	—

	$4,385,596	$(1,524,351)

2Other financial instruments are financial futures contracts, options and swaps. Futures and swaps are valued at the unrealized appreciation/depreciation on the instruments and options are shown at market value.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: November 20, 2009